Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Future maturities of long-term debt
Year 1: Long-term debt maturities		$ 0.1
Year 2: Long-term debt maturities		0.1
Year 3: Long-term debt maturities		0.9
Year 4: Long-term debt maturities		0.9
Year 5: Long-term debt maturities		1.0
Long-term debt carrying amount	$ 3.0	$ 3.0	$ 67.8